Fees Summary	Dec. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,622,100,335.00
Previously Paid Amount	0.00
Total Fee Amount	224,012.06
Total Offset Amount	0.00
Net Fee	$ 224,012.06